Schedule H, line 4i - Schedule of Investments (Details) - EBP 41-0268370 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset Held for Investment, Participant Loan, Interest Rate	6.75%	7.50%
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 7,117,432
EBP, Asset Held for Investment	$ 559,284,841
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%	3.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%	8.50%